May 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Kansas City Life Variable Life Separate Account
Registration Statement on Form N-6
File No. 333-69508

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, we certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement; and that the text of the most recent amendment has been filed electronically.

If you have any questions, please contact me at (816) 753-7000.

Sincerely,

/s/ Taylor M. Sasse

Taylor M. Sasse